Subsequent events - Retrofitting Fleet (Details) - Retrofitting of our Fleet - LR2 $ in Millions	1 Months Ended
Sep. 30, 2018 USD ($) item
Subsequent events
Number of ships to be refitted | item	15
Bottom of range
Subsequent events
Estimated total investment per vessel	$ 1.5
Percentage of retrofitting investment to be financed	60.00%
Top of range
Subsequent events
Estimated total investment per vessel	$ 2.0
Percentage of retrofitting investment to be financed	70.00%